Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income	$ (505,997)	$ (12,087)
Items not involving cash:
Depreciation of property and equipment	702	11,387
Gain on disposition of assets	258,361
Stock-based compensation		2,156
Changes in operating working capital:
Decrease (Increase) in accounts receivable	(157,073)	30,000
Decrease (increase) in investment tax credits	159,243	104,061
Decrease (increase) in prepaid expenses	30,525	15,324
Increase (decrease) in accounts payable	43,142	(16,840)
Increase (decrease) in accrued liabilities	(24,980)	(299)
Increase (decrease) in deferred rent	21,263	(5,747)
Increase (decrease) in deferred revenue	(57,862)	(16,919)
Cash flows provided by operating activities	(321,700)	117,186
INVESTING ACTIVITIES
Purchase of property and equipment		(6,233)
Proceeds on sale of assets	(258,361)
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	(258,361)	(6,233)
FINANCING ACTIVITIES
Effect of changes in exchange rates on cash	421,684	(5,407)
Increase in cash and cash equivalents	(158,377)	105,546
Cash and cash equivalents, beginning of period	429,824	506,624
Cash and cash equivalents, end of period	$ 271,447	$ 612,070